Expense Example, No Redemption - USA Mutuals Vice Fund	Jul. 23, 2026 USD ($)
USA Mutuals Vice Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 769
Expense Example, No Redemption, 3 Years	1,175
Expense Example, No Redemption, 5 Years	1,605
Expense Example, No Redemption, 10 Years	2,798
USA Mutuals Vice Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	2,095
USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	2,358
USA Mutuals Vice Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	281
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,469
Expense Example, No Redemption, 10 Years	$ 3,109